Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended	12 Months Ended
		Mar. 31, 2014		Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Equity indexed annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period				$ (58,038)	$ (63,660)
Level 3 liabilities, Total gains (losses) included in net income				(5,622)	(478)
Level 3 liabilities, Total gains (losses) included in OCI				0	0
Level 3 liabilities, Transfers into Level 3				0	0
Level 3 liabilities, Transfers out of Level 3				0	0
Level 3 liabilities, Purchases				0	0
Level 3 liabilities, Sales				0	0
Level 3 liabilities, Balance at end of period		$ (58,038)		(63,660)	(64,138)
Asset-backed securities ("ABS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period				436	5,250
Level 3 assets, Total gains (losses) included in net income					134
Level 3 assets, Total gains (losses) included in OCI				(55)	(2,338)
Level 3 assets, Transfers into Level 3					17,191
Level 3 assets, Purchases				4,930
Level 3 assets, Sales					(5,000)
Level 3 assets, Issues				0	0
Level 3 assets, Settlements				(61)	(977)
Level 3 assets, Balance at end of period		436		5,250	14,260
GMWB/GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period	[1]			(8,499)	(6,733)
Level 3 liabilities, Total gains (losses) included in net income	[1]			1,766	(1,081)
Level 3 liabilities, Total gains (losses) included in OCI	[1]			0	0
Level 3 liabilities, Transfers into Level 3	[1]			0	0
Level 3 liabilities, Transfers out of Level 3	[1]			0	0
Level 3 liabilities, Purchases	[1]			0	0
Level 3 liabilities, Sales	[1]			0	0
Level 3 liabilities, Balance at end of period	[1]	(8,499)		(6,733)	(7,814)
All other corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period				396,694	7,336
Level 3 assets, Total gains (losses) included in net income				4,514	(282)
Level 3 assets, Total gains (losses) included in OCI				(7,472)	30
Level 3 assets, Transfers into Level 3					13,255
Level 3 assets, Transfers out of Level 3				(289,172)	(2,386)
Level 3 assets, Sales				(97,228)
Level 3 assets, Issues				0	0
Level 3 assets, Settlements					(6,433)
Level 3 assets, Balance at end of period		396,694		7,336	11,520
Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period				24,095	23,713
Level 3 assets, Total gains (losses) included in net income				29	14
Level 3 assets, Sales				(411)
Level 3 assets, Issues				0	0
Level 3 assets, Settlements					(23,727)
Level 3 assets, Balance at end of period		24,095		23,713
Commercial mortgage-backed securities ("CMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period				3,397	2,693
Level 3 assets, Total gains (losses) included in net income				2,179	23,506
Level 3 assets, Total gains (losses) included in OCI				(314)	314
Level 3 assets, Sales					(20,192)
Level 3 assets, Issues				0	0
Level 3 assets, Settlements				(2,569)	$ (6,321)
Level 3 assets, Balance at end of period		3,397		2,693
Predecessor
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period						$ 312
Level 3 assets, Issues						0
Level 3 assets, Settlements						(312)
Level 3 liabilities, Balance at beginning of period		(267,859)		(250,486)		(314,926)
Level 3 liabilities, Total gains (losses) included in net income		18,525	[2]			43,244	[3]
Level 3 liabilities, Total gains (losses) included in OCI		0				0
Level 3 liabilities, Transfers into Level 3		0				0
Level 3 liabilities, Transfers out of Level 3		0				0
Level 3 liabilities, Purchases		0				0
Level 3 liabilities, Sales		0				0
Level 3 liabilities, Issues		(3,764)				(6,621)
Level 3 liabilities, Settlements		2,612				10,444
Level 3 liabilities, Balance at end of period		(250,486)				(267,859)
Predecessor | Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period		(267,859)		$ (250,486)		(314,926)
Level 3 liabilities, Total gains (losses) included in net income		18,525	[2]			43,244	[3]
Level 3 liabilities, Total gains (losses) included in OCI		0				0
Level 3 liabilities, Transfers into Level 3		0				0
Level 3 liabilities, Transfers out of Level 3		0				0
Level 3 liabilities, Purchases		0				0
Level 3 liabilities, Sales		0				0
Level 3 liabilities, Issues		(3,764)				(6,621)
Level 3 liabilities, Settlements		2,612				10,444
Level 3 liabilities, Balance at end of period		$ (250,486)				(267,859)
Predecessor | All other corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period						312
Level 3 assets, Issues						0
Level 3 assets, Settlements						$ (312)

[1]	These amount are 100% ceded in accordance with the Company's reinsurance agreements.
[2]	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $17.6 million in interest credited to contractholder funds and $946 thousand in contract benefits. These amounts were ceded in accordance with the Company's reinsurance agreements.
[3]	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits. These amounts were ceded in accordance with the Company's reinsurance agreements.